                  SELECT DIMENSIONS (SERIES I AND IR)
                       SEPARATE ACCOUNT THREE
                    HARTFORD LIFE INSURANCE COMPANY

                         FILE NO. 33-80738

                 SUPPLEMENT DATED NOVEMBER 18, 2004
     TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 3, 2004

                 SUPPLEMENT DATED NOVEMBER 18, 2004
            TO YOUR STATEMENT OF ADDITIONAL INFORMATION

Effective November 1, 2004, the "Value-Added Market Portfolio" of the Morgan Stanley Select Dimensions Investment Series has changed its name to the "Equally-Weighted S&P 500 Portfolio." All references to the "Value-Added Market Portfolio" in the statement of additional information are deleted and replaced with "Equally-Weighted S&P 500 Portfolio."

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE STATEMENT OF ADDITIONAL
                 INFORMATION FOR FUTURE REFERENCE.

HV-5106